SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Jun. 30, 2023
Upper [Member]
Statement [Line Items]
Amortization term	5 years
Lower [Member]
Statement [Line Items]
Amortization term	3 years
Starbuds trade name
Statement [Line Items]
Amortization Term	Indefinite